Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Company applies fair value accounting for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The objective of a fair value measurement is to estimate the price to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. Such transactions to sell an asset or transfer a liability are assumed to occur in the principal market for that asset or liability, or in the absence of the principal market, the most advantageous market.

Assets and liabilities subject to fair value measurement disclosures are required to be classified according to a three-level fair value hierarchy with respect to the inputs used to determine fair value. The level in which an asset or liability is disclosed within the fair value hierarchy is based on the lowest level input that is significant to the related fair value measurement in its entirety. The levels of input are defined as follows:

Level 1:	Quoted prices unadjusted for identical assets or liabilities in an active market.
Level 2:
Quoted prices for similar assets or liabilities in an active market, quoted prices for identical similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3:	Unobservable inputs that reflect the entity's own assumptions which market participants would use in pricing the asset or liability.

Asset Valuation Techniques - Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value.
DXC Technology Stock Fund - A unitized stock fund operates similarly to a mutual fund, in that they are composed of stock, and a small percentage of short-term interest-bearing vehicle valued at cost plus accrued interest. The inclusion of short-term interest-bearing vehicle provides liquid assets to allow for the daily processing of transfers, loans, and withdrawals. The value of a unit in a unitized stock fund is based on the NAV, which is the value of the underlying common stock and the cash piece held by the fund, divided by the number of units outstanding. Therefore, the NAV of the fund (the “unit price”) will, as a rule, be different from the closing price of the underlying stock on the applicable exchange. The individual assets of a stock fund (in this case, stock and short-term interest-bearing vehicle) are generally considered separately as individual investments for financial statement reporting purposes.

Self-directed brokerage account - Primarily includes a variety of mutual funds and common stocks.
Common Stocks - Valued at the closing price reported on the active market on which the individual securities are traded.
Mutual Funds - Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Separately Managed Accounts - A portfolio of individual securities (common stocks, U.S. treasuries, U.S. government agencies, State and local obligations, Non-U.S. government funds, agency mortgage backed securities, asset and other mortgage backed securities, corporate bonds, short term investment funds) that is managed on the participant's behalf. The Plan directly owns the individual securities instead of pooling participant's assets with other investors. The individual assets of a separately managed account/fund are held in the name of the Plan (the Plan owns the underlying securities) and are generally considered separately as individual investments for accounting, auditing and financial statement reporting purposes.

The Plan's separately managed accounts that are available as investment options for plan participants are:
a.DXC Technology Stock Fund (DXC Technology Common Stock)
b.BlackRock Core Bond Portfolio (Diversified Bond Option)
c.Tremblant Managed Separate Account (Strategic Equity Option)

U.S. treasuries, U.S. government agencies, Non-U.S. government funds - Valued using pricing models maximizing the use of observable inputs for similar securities.
State and local obligations, agency mortgage backed securities, asset and other mortgage backed securities, corporate bonds - Valued using pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks or a broker quote, if available.
Short term investment funds - The short-term investment funds are not exchange-traded funds, however, the price per unit are published and represent the actual price at which the units held in the funds can be bought or sold.
Commingled funds - Valued at the net asset value of units of a bank collective trust. The net asset value as provided by the trustee is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to confirm that securities liquidations will be carried out in an orderly business manner. The funds held by the Plan have a daily redemption frequency and have no unfunded commitments or notice period requirement for participants.
The fair value of Plan assets by investment category and the corresponding level within the fair value hierarchy as of December 31, 2025 was as follows:

	As of December 31, 2025
	Investment Assets at Fair Value
	Level 1	Level 2	Level 3	Total
DXC Technology Stock Fund
DXC Technology common stock	28,025,069	—	—	28,025,069
Short term investment fund		265,952	—	265,952

Self-directed brokerage	89,316,104	—	—	89,316,104

Mutual Funds	16,070,799	—	—	16,070,799

Separately managed accounts:
International common stocks	3,733,965	—	—	3,733,965
U.S. common stocks	55,701,458	—	—	55,701,458
U.S. treasuries	—	10,395,154	—	10,395,154
U.S. government agencies	—	2,037,386	—	2,037,386
State and local obligations	—	27,498	—	27,498
Non-U.S. government funds	—	615,129	—	615,129
Agency mortgage backed securities	—	6,492,502	—	6,492,502
Asset and other mortgage backed securities	—	4,142,794	—	4,142,794
Corporate bonds	—	6,329,051	—	6,329,051
Short term investment fund	—	3,980,461	—	3,980,461

Short-term investment fund		157,224,916	—	157,224,916

Total assets in the fair value hierarchy	192,847,395	191,510,843	—	384,358,238

Investments measured at NAV
Commingled funds				2,370,087,826
Total investments				2,754,446,064
The fair value of Plan assets by investment category and the corresponding level within the fair value hierarchy as of December 31, 2024 was as follows:

	As of December 31, 2024
	Investment Assets at Fair Value
	Level 1	Level 2	Level 3	Total
DXC Technology Stock Fund
DXC Technology common stock	42,136,501	—	—	42,136,501
Short term investment fund	—	443,489	—	443,489

Self-directed brokerage	77,407,332	—	—	77,407,332

Mutual Funds	16,297,856	—	—	16,297,856

Separately managed accounts:
International common stocks	7,408,769	—	—	7,408,769
U.S. common stocks	53,285,598	—	—	53,285,598
U.S. treasuries	—	10,237,536	—	10,237,536
U.S. government agencies	—	3,027,937	—	3,027,937
State and local obligations	—	26,535	—	26,535
Non-U.S. government funds	—	402,898	—	402,898
Agency mortgage backed securities	—	7,353,885	—	7,353,885
Asset and other mortgage backed securities	—	2,536,053	—	2,536,053
Corporate bonds	—	7,428,974	—	7,428,974
Short term investment fund	—	152,083	—	152,083

Short-term investment fund	—	161,399,443	—	161,399,443

Total assets in the fair value hierarchy	196,536,056	193,008,833	—	389,544,889

Investments measured at NAV
Commingled funds				2,141,657,763
Total investments				2,531,202,652